ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Changes in accumulated other comprehensive income
Balance at the beginning of the period	$ 12,844	$ 24,204			$ 24,204	$ 9,444
Other comprehensive income (loss) before reclassifications	2,141	2,153			(9,997)	14,423
Amounts reclassified from accumulated other comprehensive income	(10,757)	(338)			(1,363)	337
Other comprehensive income (loss)	(8,616)	1,815	9,444	9,444	(11,360)	14,760
Balance at the end of period	4,228	26,019	9,444	9,444	12,844	24,204
Allocated tax (expense) benefit					7,264	15,532
AMCE
Changes in accumulated other comprehensive income
Other comprehensive income (loss)	(8,616)	1,815
Foreign Currency
Changes in accumulated other comprehensive income
Balance at the beginning of the period	627	(351)			(351)	(530)
Other comprehensive income (loss) before reclassifications	976	166			978	179
Other comprehensive income (loss)	976	166			978	179
Balance at the end of period	1,603	(185)			627	(351)
Allocated tax (expense) benefit					(625)
Pension and Other Benefits (recorded in G&A : Other)
Changes in accumulated other comprehensive income
Balance at the beginning of the period	5,564	20,967			20,967
Other comprehensive income (loss) before reclassifications	701
Amounts reclassified from accumulated other comprehensive income	(10,875)	(465)
Other comprehensive income (loss)	(10,174)	(465)
Balance at the end of period	(4,610)	20,502
Pension and Other Benefits (recorded in G&A : Other) | G&A: Other
Changes in accumulated other comprehensive income
Balance at the beginning of the period		20,967			20,967	7,264
Other comprehensive income (loss) before reclassifications					(13,543)	13,781
Amounts reclassified from accumulated other comprehensive income					(1,860)	(78)
Other comprehensive income (loss)					(15,403)	13,703
Balance at the end of period					5,564	20,967
Allocated tax (expense) benefit					9,846	15,224
Unrealized Gains on Marketable Securities (Recorded in Investment income)
Changes in accumulated other comprehensive income
Balance at the beginning of the period	3,812	1,216			1,216
Other comprehensive income (loss) before reclassifications	825	2,019
Amounts reclassified from accumulated other comprehensive income	(4)	(4)
Other comprehensive income (loss)	821	2,015
Balance at the end of period	4,633	3,231
Unrealized Gains on Marketable Securities (Recorded in Investment income) | Investment income
Changes in accumulated other comprehensive income
Balance at the beginning of the period		1,216			1,216	1,913
Other comprehensive income (loss) before reclassifications					2,627	(1,622)
Amounts reclassified from accumulated other comprehensive income					(31)	925
Other comprehensive income (loss)					2,596	(697)
Balance at the end of period					3,812	1,216
Allocated tax (expense) benefit					(1,657)	(1,081)
Unrealized Gain from Equity Method Investees' Cash Flow Hedge
Changes in accumulated other comprehensive income
Balance at the beginning of the period	2,841	2,372			2,372
Other comprehensive income (loss) before reclassifications	(361)	(32)
Amounts reclassified from accumulated other comprehensive income	122	131
Other comprehensive income (loss)	(239)	99
Balance at the end of period	2,602	2,471
Unrealized Gain from Equity Method Investees' Cash Flow Hedge | Equity in (earnings) losses of non-consolidated entities
Changes in accumulated other comprehensive income
Balance at the beginning of the period		2,372			2,372	797
Other comprehensive income (loss) before reclassifications					(59)	2,085
Amounts reclassified from accumulated other comprehensive income					528	(510)
Other comprehensive income (loss)					469	1,575
Balance at the end of period					2,841	2,372
Allocated tax (expense) benefit					$ (300)	$ 1,389